UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: P.O. Box 4209
         Hopkins, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-807-5095

Signature, Place, and Date of Signing:

  /s/ Maressia Twele     Hopkins, MN     October 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $141,867 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      317     4183 SH       SOLE                     1050        0     3133
CLAYMORE EXCHANGE-TRADED FD    ALPH SHS CHINA   18385P101      733    26825 SH       SOLE                    26600        0      225
DELAWARE INV MN MUN INC FD I   COM              24610V103      157    11860 SH       SOLE                        0        0    11860
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      450    15000 SH       SOLE                    15000        0        0
ISHARES TR                     DJ SEL DIV INX   464287168     9602   204991 SH       SOLE                   162215        0    42776
ISHARES TR                     BARCLYS TIPS BD  464287176    10009    91776 SH       SOLE                    82810        0     8966
ISHARES TR                     FTSE XNHUA IDX   464287184     1176    27457 SH       SOLE                    22150        0     5307
ISHARES TR                     S&P 500 INDEX    464287200     3878    33876 SH       SOLE                    24750        0     9126
ISHARES TR                     BARCLY USAGG B   464287226    14686   135172 SH       SOLE                   129150        0     6022
ISHARES TR                     MSCI EMERG MKT   464287234     3388    75668 SH       SOLE                    42990        0    32678
ISHARES TR                     IBOXX INV CPBD   464287242    11175    98812 SH       SOLE                    82441        0    16371
ISHARES TR                     BARCLYS 7-10 YR  464287440     4622    46682 SH       SOLE                    38173        0     8509
ISHARES TR                     BARCLYS 1-3 YR   464287457      498     5900 SH       SOLE                     5900        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     4108    74805 SH       SOLE                    57100        0    17705
ISHARES TR                     S&P MIDCAP 400   464287507     6015    75111 SH       SOLE                    59100        0    16011
ISHARES TR                     COHEN&ST RLTY    464287564     4696    75849 SH       SOLE                    67600        0     8249
ISHARES TR                     RUSSELL1000VAL   464287598     3204    54322 SH       SOLE                    47570        0     6752
ISHARES TR                     RUSSELL1000GRW   464287614     3230    62880 SH       SOLE                    56360        0     6520
ISHARES TR                     RUSL 2000 VALU   464287630      587     9473 SH       SOLE                        0        0     9473
ISHARES TR                     S&P SMLCAP 600   464287804     5422    91763 SH       SOLE                    76500        0    15263
ISHARES TR                     S&P NTL AMTFREE  464288414      738     6907 SH       SOLE                        0        0     6907
ISHARES TR                     S&P DEV EX-US    464288422      832    25052 SH       SOLE                    22000        0     3052
ISHARES TR                     HIGH YLD CORP    464288513    14349   159986 SH       SOLE                   142200        0    17786
ISHARES TR                     US PFD STK IDX   464288687     3793    95340 SH       SOLE                    72220        0    23120
ISHARES TR                     RSSL MCRCP IDX   464288869     2847    67776 SH       SOLE                    56860        0    10916
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     2089    79685 SH       SOLE                    46892        0    32793
NFJ DIVID INT & PREM STRTGY    COM SHS          65337H109      423    26858 SH       SOLE                        0        0    26858
POWERSHARES INDIA ETF TR       INDIA PORT       73935L100      990    39200 SH       SOLE                    39200        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     2842    47395 SH       SOLE                    46505        0      890
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     4150    50210 SH       SOLE                    45900        0     4310
VANGUARD INDEX FDS             MID CAP ETF      922908629     3841    57925 SH       SOLE                    53700        0     4225
VANGUARD INDEX FDS             GROWTH ETF       922908736     1548    28165 SH       SOLE                    25100        0     3065
VANGUARD INDEX FDS             VALUE ETF        922908744      844    17335 SH       SOLE                    15300        0     2035
VANGUARD INDEX FDS             SMALL CP ETF     922908751     1060    16701 SH       SOLE                    14500        0     2201
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     3794    83465 SH       SOLE                    74800        0     8665
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     5071   146892 SH       SOLE                   137850        0     9042
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     3693    83617 SH       SOLE                    79950        0     3667
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     1010    38300 SH       SOLE                    38300        0        0